INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

NOTE 8 — INTANGIBLE ASSETS

During the year ended December 31, 2024, management determined that the carrying value of certain intangible assets exceeded their net realizable value. Accordingly, the Company recognized impairment expense of $0 and $1,031,967 for the years ended December 31, 2025 and 2024, respectively, which is included in impairment expense in the accompanying consolidated statements of operations.

Intangible assets consisted of the following at December 31, 2025 and 2024:

	December 31,
	2025	2024
		(As Restated)

Customer contract	$401,580	$373,020
IP asset	335,024	287,954
Software development costs	61,946	58,132
	798,550	719,106
Less: accumulated amortization	(442,075)	(344,578)
Intangible assets, net	$356,475	$374,528

Carrying value at December 31, 2023	$1,798,131
Add: Additions	—
Less: Amortization	(391,636)
Less: Impairments	(1,031,967)
Carrying value at December 31, 2024	374,528
Add: Additions	—
Less: Amortization	(40,829)
Less: Impairments	—
Foreign currency exchange effect	22,776
Carrying value at December 31, 2025	$356,475

Amortization expense was $40,829 and $391,636 for the years ended December 31, 2025 and 2024, respectively.

Estimated future amortization expense for intangible assets is as follows.

Fiscal year
2026	$67,742
2027	57,811
2028	55,502
2029	55,502
2030	55,502
Thereafter	64,416
Total	$356,475